Share-based payment obligation (Details) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	May 31, 2024 Option	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions			$ 4.9	$ 3.6	$ 8.1	$ 6.9
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Option		6,339,851
Fair value of options granted, at grant date	$ 71.4
Expected charge over remaining term of share options issued during the period	26.4		26.4		26.4
Expected dividend, share options granted	0.0
Dividends planned for the near future	$ 0.0		$ 0.0		0.0
Omnibus share-based payment plans | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 3.39
Assumption of forfeiture rate	6.00%
Expected volatility, share options granted	35.90%
Omnibus share-based payment plans | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.55
Assumption of forfeiture rate	7.00%
Expected volatility, share options granted	58.31%
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 29.5				$ 29.5
Omnibus share-based payment plans, PSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	29.3
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 12.6